N-4	Apr. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Jul. 18, 2025
Amendment Flag	false
C000205594 [Member]
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	In the section titled “Benefits Available Under the Contracts” beginning on page 17 of the prospectus, in the subsection titled “Principal Guard GMAB”, the following changes have been made in the "BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS" column:
•The following bullet point is deleted:

•Payment of advisory fees via direct deduction from Contract Value is not permitted if this add-on benefit is elected.

•The following bullet point is added:
◦The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually.
C000205594 [Member] | Principal Guard GMAB [Member]
Item 10. Benefits Available [Line Items]
Brief Restrictions / Limitations [Text Block]	The following bullet point is deleted:
•Payment of advisory fees via direct deduction from Contract Value is not permitted if this add-on benefit is elected.

•The following bullet point is added:
◦The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually.